Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

Note 12. Segment Information

The Company generates revenue primarily through the production of steelmaking coal for sale to the steel industry. The Company also generates ancillary revenues from the sale of natural gas extracted as a byproduct from the underground coal mines and royalty revenues from leased properties.

Following the commencement of revenue-generating activities for the Blue Creek mine during the three months ended June 30, 2025, the manner in which the Company's chief operating decision maker (“CODM”), the Chief Executive Officer, measures financial performance and allocates resources changed. The Company reassessed its segment reporting and has determined that it continues to have one reportable segment identified as Mining which consists of: Mine No. 4, Mine No. 7 and the Blue Creek mine.

The Company has determined that its natural gas and royalty businesses did not meet the criteria in ASC 280 to be considered reportable segments. Therefore, the Company has included their results in an “all other” category as a reconciling item to consolidated amounts. The Company recast prior period information related to the change in segments on this Form 10-Q ended March 31, 2025, however, there were no revenues or cost of sales associated with the Blue Creek mine until the three months ended June 30, 2025.

The Company does not allocate all of its assets, or its depreciation and depletion expense, selling, general and administrative expenses, interest income, net, and income tax expense (benefit) by segment.

The following tables include reconciliations of segment information to consolidated amounts (in thousands):

	For the three months ended March 31,
	2025	2024
Revenues
Mining	$294,933	$497,998
All other	5,010	5,514
Total revenues	$299,943	$503,512

Segment profit
Revenue	$294,933	$497,998
Cash cost of sales (exclusive of depreciation and depletion)(1)	244,028	284,172
Other segment items(2)	1,707	1,415
Segment profit	$49,198	$212,411

Transportation and royalties
Mining	$82,617	$113,086
All other	—	—
Total transportation and royalties	$82,617	$113,086

Depreciation and depletion
Mining	$42,991	$38,013
All other	2,286	2,010
Total depreciation and depletion	$45,277	$40,023

Assets
Mining	$2,227,396	$2,347,619
All other	396,498	130,972
Total assets	$2,623,894	$2,478,591

Capital expenditures
Mining	$67,418	$97,790
All other	1,092	1,913
Total capital expenditures	$68,510	$99,703

(1)
The significant expense category and amounts align with the segment-level information that is regularly reviewed by the CODM, inclusive of transportation and royalties and exclusive of depreciation and depletion.
(2)
Other segment items include non-cash charges to cost of sales (exclusive of depreciation and depletion) of asset retirement obligation accretion and valuation adjustments and stock compensation expense.

For the three months ended March 31, 2025 and 2024, the Company's Mining segment had revenues comprising greater than 10% from the following customers:

	For the three months ended March 31,
Customers(1)	2025	2024
Customer A	$—	$68,639
Customer B	44,495	68,484
Customer C	—	60,765
Customer D	—	59,023

(1)
Customers with a zero did not trip the 10% quantitative threshold for that period.

The Company evaluates the performance of its segment based on Segment Adjusted EBITDA, which is defined as net (loss) income adjusted for other revenues; cost of other revenues; depreciation and depletion expense; selling, general and administrative expenses; interest income, net; income tax (benefit) expense and certain transactions or adjustments that the CODM does not consider for the purposes of making decisions to allocate resources among segments or assessing segment performance. Segment Adjusted EBITDA should not be considered as an alternative to cost of sales under GAAP and may not be comparable to other similarly titled measures used by other companies. Below is a reconciliation of Segment Adjusted EBITDA to net (loss) income, which is its most directly comparable financial measure calculated and presented in accordance with GAAP (in thousands):

	For the three months ended March 31,
	2025	2024
Segment Adjusted EBITDA	$49,198	$212,411
Other revenues	5,010	5,514
Cost of other revenues	(7,873)	(9,965)
Depreciation and depletion	(45,277)	(40,023)
Selling, general and administrative	(18,442)	(18,859)
Interest income, net	3,186	7,033
Income tax benefit (expense)	6,030	(19,122)
Net (loss) income	$(8,168)	$136,989

Note 20—Segment Information

The Company generates revenue primarily through the production of steelmaking coal for sale to the steel industry. The Company also generates ancillary revenues from the sale of natural gas extracted as a byproduct from the underground coal mines and royalty revenues from leased properties.

Following the commencement of revenue-generating activities for the Blue Creek mine during the three months ended June 30, 2025, the manner in which the Company's chief operating decision maker (“CODM”), the Chief Executive Officer, measures financial performance and allocates resources changed. The Company reassessed its segment reporting and has determined that it continues to have one reportable segment identified as Mining which consists of: Mine No. 4, Mine No. 7 and the Blue Creek mine.

The Company has determined that its natural gas and royalty businesses did not meet the criteria in ASC 280 to be considered as a reportable segments. Therefore, the Company has included their results in an “all other” category as a reconciling item to consolidated amounts. The Company recast prior period information related to the change in segments on this Form 10-K ended December 31, 2024, however, there were no revenues or cost of sales associated with the Blue Creek mine until the three months ended June 30,2025.

The Company does not allocate all of its assets, or its depreciation and depletion expense, selling, general and administrative expenses, transactions costs, interest income (expense), and income tax expense by segment.

The following tables include reconciliations of segment information to consolidated amounts (in thousands):

	For the year ended December 31,
	2024	2023	2022
Revenues
Mining	$1,499,980	1,647,992	$1,707,579
All other	25,240	28,633	31,159
Total revenues	$1,525,220	$1,676,625	$1,738,738

Segment profit
Revenue	$1,499,980	$1,647,992	$1,707,579
Cash cost of sales (exclusive of depreciation and depletion)(1)	999,188	904,319	705,425
Other segment items(2)	8,109	5,950	5,180
Segment profit	$492,683	$737,723	$996,974

Transportation and royalties
Mining	$367,059	$367,949	$339,973
All other	—	263	310
Total transportation and royalties	$367,059	$368,212	$340,283

Assets
Mining	$2,456,973	$2,220,771	$1,909,382
All other	134,543	136,287	118,713
Total assets	$2,591,516	$2,357,058	$2,028,095

Depreciation and depletion
Mining	$145,229	$120,192	$108,484
All other	8,753	7,164	6,795
Total depreciation and depletion	$153,982	$127,356	$115,279

Capital Expenditures
Mining	$450,713	$484,730	$198,240
All other	6,508	6,944	7,002
Total capital expenditures	$457,221	$491,674	$205,242

(1)
The significant expense category and amounts align with the segment-level information that is regularly reviewed by the CODM.
(2)
Other segment items include non-cash charges to cost of sales (exclusive of depreciation and depletion) of asset retirement obligation accretion and valuation adjustments and stock compensation expense.

For the years ended December 31, 2024, 2023, and 2022 the Company's Mining segment had revenues comprising greater than 10% from the following customers:

	For the year ended December 31,
	2024	2023	2022
Customer A	$178,087	$246,443	$—
Customer B	—	195,283	—
Customer C	190,138	205,699	207,799
Customer D	190,811	—	330,121
Customer E	—	—	186,992

(1)
Customers with a zero did not trip the 10% quantitative threshold for that period.

The Company evaluates the performance of its segment based on Segment Adjusted EBITDA, which is defined as net income adjusted for other revenues, cost of other revenues, depreciation and depletion, selling, general and administrative, other postretirement benefits, and certain transactions or adjustments that the CODM does not consider for the purposes of making decisions to allocate resources among segments or assessing segment performance. Segment Adjusted EBITDA should not be considered as an alternative to cost of sales under GAAP and may not be comparable to other similarly titled measures used by other companies. Below is a reconciliation of Segment Adjusted EBITDA to net income, which is its most directly comparable financial measure calculated and presented in accordance with GAAP (in thousands):

	For the year ended December 31,
	2024	2023	2022
Segment Adjusted EBITDA	$492,683	$737,723	$996,974
Other revenues	25,240	28,633	31,159
Cost of other revenues	(45,449)	(37,486)	(27,047)
Depreciation and depletion	(153,982)	(127,356)	(115,279)
Selling, general and administrative	(63,078)	(51,817)	(48,791)
Business interruption	(524)	(8,291)	(23,455)
Idle mine	—	—	(12,137)
Loss on early extinguishment of debt	—	(11,699)	—
Other (expense) income	—	(1,027)	675
Interest income	33,047	40,699	12,438
Interest expense	(4,271)	(17,960)	(31,433)
Income before income taxes	283,666	551,419	783,104
Income tax expense	(33,063)	(72,790)	(141,806)
Net income	$250,603	$478,629	$641,298